STOCKHOLDERS' EQUITY (Tables)	9 Months Ended
Sep. 30, 2022
Equity [Abstract]
Summary of Dividends Declared and Paid
The following table summarizes dividends declared per share for the nine months ended September 30, 2022 and September 30, 2021:

Date Declared	Amount (per share)

(U.S. Dollars)
8/22/2022	$0.08
5/24/2022	$0.08
3/14/2022	$0.08
5/28/2021	$0.03
1/29/2021	$0.01
The following table summarizes total dividends declared for the three and nine months ended September 30, 2022 and September 30, 2021:

	Three Months Ended		Nine Months Ended
	September 30, 2022	September 30, 2021	September 30, 2022	September 30, 2021
	(U.S. Dollars in thousands)
Dividends	$(7,695)	$—	$(22,925)	$(17,092)

Schedule of Accumulated Other Comprehensive Loss	A rollforward of the changes in accumulated other comprehensive loss, disaggregated by component, was as follows for the three and nine months ended September 30, 2022:

	Changes in Accumulated Other Comprehensive Loss by Component
	Fair Value of Derivatives	Pension & Other Postretirement Benefits	Foreign Currency Translation	Total

	(U.S. Dollars in thousands)
Balance as of December 31, 2021	$8,631	$(59,822)	$(74,728)	$(125,919)
Other comprehensive income (loss) attributable to Dole plc before reclassifications, net of tax	24,249	—	(5,686)	18,563
Amounts reclassified from accumulated other comprehensive loss	949	—	5,445	6,394
Net other comprehensive income (loss) attributable to Dole plc	25,198	—	(241)	24,957
Balance as of March 31, 2022	$33,829	$(59,822)	$(74,969)	$(100,962)
Other comprehensive income (loss) attributable to Dole plc before reclassifications, net of tax	$12,175	$—	$(38,882)	$(26,707)
Amounts reclassified from accumulated other comprehensive loss	(3,030)	—	—	(3,030)
Net other comprehensive income (loss) attributable to Dole plc	9,145	—	(38,882)	(29,737)
Balance as of June 30, 2022	$42,974	$(59,822)	$(113,851)	$(130,699)
Other comprehensive income (loss) attributable to Dole plc before reclassifications, net of tax	$19,696	$—	$(35,696)	$(16,000)
Amounts reclassified from accumulated other comprehensive loss	(7,438)	—	—	(7,438)
Net other comprehensive income (loss) attributable to Dole plc	12,258	—	(35,696)	(23,438)
Balance as of September 30, 2022	$55,232	$(59,822)	$(149,547)	$(154,137)